Leases (Details) - Schedule of Information on leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Information on leases [Line Items]
Expenses relating to operating lease costs	$ 2,225	$ 1,930
Expenses relating to short-term leases	62	109
Expenses relating to variable lease payments	2,872	2,753
Total cash outflow for leases	$ 5,159	$ 4,792